Consolidated statements of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Net income	$ 24,018	$ 8,071	$ 11,737
Other comprehensive income to be eventually recycled into the consolidated income statement
Fair value adjustments on debt securities, net of taxes			1
Fair value adjustments on deferred cash flow hedges, net of taxes			1
Total fair value adjustments on financial instruments, net of taxes			2
Associated companies' movements in comprehensive income	46	(56)	(94)
Net investment hedge	216	(201)	44
Currency translation effects	(4,762)	3,194	352
Total of items to eventually recycle	(4,500)	2,937	304
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	1,809	143	(467)
Fair value adjustments on equity securities, net of taxes	194	250	(47)
Total of items never to be recycled	2,003	393	(514)
Total comprehensive income	21,521	11,401	11,527
Attributable to
Shareholders of Novartis AG	21,528	11,403	11,525
Comprehensive income, attributable to non-controlling interests	(7)	(2)	2
Continuing operations
Attributable to
Shareholders of Novartis AG	$ 21,528	$ 11,403	6,948
Discontinued operations
Attributable to
Shareholders of Novartis AG			$ 4,577